Basis of Presentation and Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Non-controlling interests		$ 418,786	$ 1,646,609
Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	38.30%	100.00%
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		60.80%
Northern Tier Energy GP LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		100.00%
Western Refining Logistics GP, LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		100.00%